Investment Portfolio	as of June 30, 2019 (Unaudited)

DWS Capital Growth Fund

	Shares	Value ($)
Common Stocks 98.9%
Communication Services 13.1%
Entertainment 6.9%
Activision Blizzard, Inc.	388,297	18,327,618
Live Nation Entertainment, Inc.*	152,461	10,100,541
Netflix, Inc.*	58,677	21,553,236
Spotify Technology SA*	139,457	20,391,403
Walt Disney Co.	261,363	36,496,729
		106,869,527
Interactive Media & Services 5.0%
Alphabet, Inc. "A"*	25,246	27,336,369
Alphabet, Inc. "C"*	29,464	31,847,932
Facebook, Inc. "A"*	86,650	16,723,450
Pinterest, Inc. "A"* (a)	57,808	1,573,534
		77,481,285
Wireless Telecommunication Services 1.2%
T-Mobile U.S., Inc.*	261,390	19,379,455
Consumer Discretionary 14.7%
Hotels, Restaurants & Leisure 2.6%
Las Vegas Sands Corp.	133,953	7,915,283
McDonald's Corp.	159,676	33,158,318
		41,073,601
Internet & Direct Marketing Retail 5.1%
Amazon.com, Inc.*	41,752	79,062,839
Multiline Retail 1.2%
Dollar General Corp.	141,493	19,124,194
Specialty Retail 5.0%
Burlington Stores, Inc.*	104,727	17,819,299
CarMax, Inc.*	206,136	17,898,789
Home Depot, Inc.	200,267	41,649,528
		77,367,616
Textiles, Apparel & Luxury Goods 0.8%
Lululemon Athletica, Inc.*	70,942	12,784,458
Consumer Staples 3.4%
Food & Staples Retailing 1.2%
Costco Wholesale Corp.	71,059	18,778,051
Food Products 1.5%
Mondelez International, Inc. "A"	446,734	24,078,963
Personal Products 0.7%
Estee Lauder Companies, Inc. "A"	57,508	10,530,290
Energy 0.5%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.	73,583	7,592,294
Financials 7.0%
Banks 1.1%
SVB Financial Group*	75,806	17,025,269
Capital Markets 1.7%
Intercontinental Exchange, Inc.	307,305	26,409,792
Consumer Finance 1.1%
American Express Co.	138,572	17,105,328
Insurance 3.1%
Progressive Corp.	617,131	49,327,281
Health Care 12.9%
Biotechnology 1.9%
Alexion Pharmaceuticals, Inc.*	128,042	16,770,941
BioMarin Pharmaceutical, Inc.*	86,551	7,413,093
Exact Sciences Corp.*	46,654	5,507,038
		29,691,072
Health Care Equipment & Supplies 6.0%
Becton, Dickinson & Co.	171,753	43,283,474
Danaher Corp.	177,507	25,369,300
DexCom, Inc.*	61,727	9,249,174
Inogen, Inc.*	51,433	3,433,667
The Cooper Companies, Inc.	39,610	13,344,213
		94,679,828
Life Sciences Tools & Services 3.0%
Thermo Fisher Scientific, Inc.	157,859	46,360,031
Pharmaceuticals 2.0%
Bristol-Myers Squibb Co.	107,416	4,871,316
Zoetis, Inc.	232,912	26,433,183
		31,304,499
Industrials 11.0%
Aerospace & Defense 3.4%
Boeing Co.	106,213	38,662,594
TransDigm Group, Inc.*	28,931	13,996,818
		52,659,412
Electrical Equipment 1.7%
AMETEK, Inc.	290,003	26,343,873
Industrial Conglomerates 1.6%
Roper Technologies, Inc.	67,708	24,798,732
Machinery 0.7%
Parker-Hannifin Corp.	63,749	10,837,967
Professional Services 2.6%
TransUnion	283,422	20,834,351
Verisk Analytics, Inc.	138,803	20,329,088
		41,163,439
Road & Rail 1.0%
Lyft, Inc. "A"* (a)	22,340	1,467,961
Norfolk Southern Corp.	74,709	14,891,745
		16,359,706
Information Technology 33.6%
IT Services 9.6%
Cognizant Technology Solutions Corp. "A"	300,943	19,076,777
Fiserv, Inc.*	287,139	26,175,591
FleetCor Technologies, Inc.*	51,789	14,544,941
Global Payments, Inc.	159,664	25,566,996
Visa, Inc. "A"	372,506	64,648,416
		150,012,721
Semiconductors & Semiconductor Equipment 1.8%
Analog Devices, Inc.	149,433	16,866,503
NVIDIA Corp.	65,665	10,784,163
		27,650,666
Software 16.4%
2U, Inc.* (a)	125,838	4,736,542
Adobe, Inc.*	100,557	29,629,120
DocuSign, Inc.*	96,896	4,816,700
Intuit, Inc.	86,003	22,475,164
Microsoft Corp.	921,027	123,380,777
Nuance Communications, Inc.*	732,776	11,702,433
Proofpoint, Inc.*	32,750	3,938,188
salesforce.com, Inc.*	134,129	20,351,393
ServiceNow, Inc.*	73,278	20,119,940
Synopsys, Inc.*	121,754	15,668,522
		256,818,779
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.	430,996	85,302,728
Pure Storage, Inc. "A"*	325,105	4,964,354
		90,267,082
Materials 0.8%
Construction Materials
Vulcan Materials Co.	84,765	11,639,082
Real Estate 1.9%
Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	136,696	16,101,422
Prologis, Inc.	170,282	13,639,588
		29,741,010
Total Common Stocks (Cost $790,786,353)		1,544,318,142
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.28% (b) (c) (Cost $6,349,988)	6,349,988	6,349,988
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 2.40% (b) (Cost $18,406,900)	18,406,900	18,406,900
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $815,543,241)	100.5	1,569,075,030
Other Assets and Liabilities, Net	(0.5)	(8,213,759)
Net Assets	100.0	1,560,861,271

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended June 30, 2019 are as follows:

Value ($) at 9/30/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2019	Value ($) at 6/30/2019
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.28% (b) (c)
4,407,106	1,942,882(d)	—	—	—	34,226	—	6,349,988	6,349,988
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 2.40% (b)
21,926,729	133,046,091	136,565,920	—	—	349,989	—	18,406,900	18,406,900
26,333,835	134,988,973	136,565,920	—	—	384,215	—	24,756,888	24,756,888

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2019 amounted to $6,304,198, which is 0.4% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2019.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$1,544,318,142	$—	$—	$1,544,318,142
Short-Term Investments (e)	24,756,888	—	—	24,756,888
Total	$1,569,075,030	$—	$—	$1,569,075,030

(e)	See Investment Portfolio for additional detailed categorizations.